Tax expense - tax expense summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current tax expense	€ 901	€ 869	€ 445
Deferred tax expense/(benefit)	1,773	391	(277)
Tax expense/(benefit) relating to prior periods	(23)	32	(2)
Total Tax expense	€ 2,651	€ 1,292	€ 166